Basis of preparation and accounting policies	6 Months Ended
Jun. 30, 2021
Basis of preparation and accounting policies [abstract]
Basis for preparation of accounting policies
1

Basis of preparation and accounting policies
1.1 Reporting entity and authorisation of the Condensed consolidated interim financial statements
ING Groep N.V.

is a company domiciled in
Amsterdam, the Netherlands . Commercial Register of Amsterdam,
number 33231073. These Condensed consolidated interim financial statements, as at and for the six month
period ended 30 June 2021, comprise ING Groep N.V. (the Parent company) and its subsidiaries, together
referred to as ING Group. ING Group is a global financial institution with a strong European base, offering a wide range of retail and wholesale banking services to customers in over 40 countries.

The ING Group Condensed consolidated interim financial statements, as at and for the six month period ended
30 June 2021, were authorised for issue in accordance with a resolution of the Executive Board on 5 August
2021.
1.2 Basis of preparation of the Condensed consolidated interim financial statements

The ING Group Condensed consolidated interim financial statements have been prepared in accordance with
International Accounting Standard 34 ‘ Interim Financial Reporting’. The accounting policies used to prepare the Condensed consolidated interim financial statements are consistent with International Financial Reporting
Standards as issued by the International Accounting Standards Board (IFRS-IASB) and are consistent with those set out in the notes to the 2020 Consolidated financial statements as included in the

Annual Report on Form
20-F of ING Group except for the adoption of a number of amendments effective in 2021 as set out in

Note 1.4
‘Changes to accounting policies’.
The Condensed consolidated interim financial statements should be read in conjunction with

ING Group’s 2020
Consolidated financial statements as included in the Form 20-F.
The ING Group Condensed consolidated interim financial statements have been prepared on a going concern basis.
The Condensed consolidated interim financial statements are presented in euros and rounded to the nearest million, unless stated otherwise. Amounts may not add up due to rounding.
1.2.1 Presentation of Risk management disclosures
Certain disclosures of the nature and extent of risks related to financial instruments as disclosed in the 2020
ING Group Consolidated financial statements and included in the 2020 ING Group Annual

Report on Form 20-F
are updated and take into account Covid-19 developments in the first six months of 2021.
Although these disclosures are included in the ‘Risk management’

section, they are an integral part of the ING
Group Condensed consolidated interim financial statements. The disclosures are indicated by the symbol (*).
Chapters, paragraphs, graphs or tables within the risk management section that are indicated with this symbol in the respective headings or table header are considered to be an integral part of the Condensed consolidated
interim financial statements.
1.2.2 Reconciliation between IFRS-EU and IFRS-IASB
The 2020 ING Group Consolidated financial statements and the 2021 ING Group Condensed consolidated
interim financial statements are prepared in accordance with IFRS-EU. IFRS-EU refers to International Financial
Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions

ING Group made
with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’

regarding hedge
accounting for portfolio hedges of interest rate risk.
Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Under the EU IAS 39 carve-out,
hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB,
hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-
out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the
possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied
alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Condensed consolidated interim financial statements on
Form 6-K.
In the first six months of 2021, interest yield increased resulting in a positive EU IAS39 carve out adjustment
(EUR 956

million) while interest yield decreased in 2020 resulting in a negative EU IAS39 carve out adjustment
(EUR -493

million). The impact of the adjustment is mainly

reflected in line item ‘Valuation results and net
trading income’ in the statement of profit or loss.

A reconciliation of net-result and shareholders’ equity
between IFRS-EU and IFRS-IASB is included below.
Reconciliation net result under IFRS-EU and IFRS-IASB
1 January to 30 June
in EUR million 2021 2020
In accordance with IFRS-EU (attributable to the shareholders of the parent)
2,464 969
Adjustment of the EU IAS 39 carve-out
956 -493
Tax effect

of the adjustment
1 -260 115
Effect of adjustment after tax
697 -379
In accordance with IFRS-IASB (attributable to the shareholders of the parent)
3,161 591
Non-controlling interests 59 36
In accordance with IFRS-IASB Total

net result
3,219 626
1 includes the effect of changes in tax rate.
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB in EUR million
30
June
2021
31
December
2020
In accordance with IFRS-EU (attributable to the shareholders of the parent)
56,222 54,637
Adjustment of the EU IAS 39 carve-out -3,132 -4,081
Tax effect

of the adjustment
805 1,063
Effect of adjustment after tax -2,327 -3,018
Shareholders’ equity 53,896 51,619
Non-controlling interests 987 1,022
In accordance with IFRS-IASB Total

Equity
54,883 52,640
1.3 Impact of Covid-19
After the outbreak of the Covid-19 pandemic in 2020,

various governments issued programs offering guarantee
schemes for borrowers impacted by Covid-19. As at 30 June 2021 ING Group had approximately EUR 2.0 billion
of loans outstanding under these programs (31 December 2020: EUR 1.5 billion).

In Wholesale Banking the main schemes are being

offered in the Netherlands (Corporate Finance Guarantee
Scheme (“GO-C”)), in France (state-guarantee scheme Bpifrance) and Germany (guaranteed by KfW).
In Retail Banking these facilities include in the Netherlands the SME Credit

Guarantee Scheme (“BMKB-C”) and
the small credit facility (“Klein Krediet Corona” or KKC) for self-employed individuals.
In 2020 ING Group started an initiative with European Investment Bank to lend nearly EUR 800 million on
favorable terms to Dutch small and medium-sized enterprises that are affected by the economic impact of
Covid-19 and loans under this program have been recognized on the balance sheet of ING as from 2021.
Similar facilities are also offered by ING Group in other countries, mainly in Belgium and

Poland. ING Belgium
provided in 2020 loans under the state guarantee scheme GS1 which establishes risk sharing between banks
and the government. It applies to new loans to non-financial companies, SME and self-employed persons under
certain conditions. ING Bank Poland signed an agreement with BGK

(Polish State Development Bank) to
support clients with individual guarantee schemes, provided by BGK as a collateral (equivalent to a state guarantee).
Loans that have been originated under the above programs have been recognized on the consolidated statement of financial position of ING Group. Depending on the scheme,

the guarantees received are either
integral or non-integral to the origination of these loans. Following this, the guarantees are either reflected in the expected credit losses (ECL) associated with these loans or as separate reimbursement asset, respectively.
In either case, such guarantees have a similar impact on the statement of profit or loss and both reduce the
amount presented as ‘addition to loan loss provisions’.
In 2020 governments in almost all countries where ING Retail bank is active adopted measures providing for payment holidays to private individuals and small business loans. In the six month period ended 30 June 2021
most of these payment holiday programs expired. As at 30 June 2021, approximately 159 thousand customers
were granted payment holidays in the context of the Covid-19 pandemic (down from 196 thousand as at 31
December 2020 due to reimbursements and prepayments). The total exposure of loans for which a payment holiday is granted amounts to EUR 17.5

billion as at 30 June 2021 (EUR
19.4

billion as at 31 December 2020) of
which 96
% has expired.

The modification of contractual terms of loans subject to payment holiday arrangements does not automatically result in derecognition of the financial assets. Where applicable,

the carrying amount of the
financial asset has been recalculated as the present value of the renegotiated or modified contractual cash flows, discounted at the original effective interest rate and a gain or loss was recognized. This did not have a material impact on the profit or loss statement of ING Group.

As a result of the economic effects of Covid-19 estimation uncertainty and level of management judgement increased compared to before the Covid-19 pandemic in certain areas, such as the impairment assessment of
loan loss provisions (including the need for management adjustments). Please refer to paragraph 1.5
‘Significant judgements and critical accounting estimates and assumptions’.
1.4 Changes to accounting policies and presentation
ING Group has consistently applied its accounting policies to all periods presented in these Condensed
consolidated interim financial statements,

except for amendments that became effective in 2021.
1.4.1 Changes in IFRS effective in 2021
The following amended standards became effective in the current reporting period:
● Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and
Measurement’, IFRS 16 ‘Leases’,

IFRS 4 ‘Insurance Contracts’ and IFRS 7 ‘Financial Instruments:
Disclosures’: ‘IBOR Reform and its Effects on Financial Reporting – Phase 2’ (issued in August 2020);
● Amendments to IFRS 16 ‘Leases’: ‘Covid-19-Related Rent Concessions’ (issued in May 2020).
The IBOR Reform – Phase 2 amendments relate mainly to accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities due to the IBOR reform and impact on hedge
accounting when an existing benchmark rate is reformed or replaced with an alternative risk free rate.
Specifically, Phase 2 amendments require that the effective interest rate on debt financial instruments will be
adjusted, and hedge accounting will continue on transition to risk free rates, but only to the extent that the modifications made to financial instruments are those necessary to implement the IBOR Reform and that the
new basis for calculating cash flows is ‘economically equivalent’ to the previous basis. By applying these mandatory amendments, ING Group avoids recognising modification gains and losses on debt instruments that
would otherwise be required in the absence of Phase 2 amendments.

In addition, ING Group avoids hedge
accounting discontinuations when modifying both hedged items and hedging instruments as a consequence of
the IBOR reform that would otherwise be required in the absence of Phase 2 amendments.

Refer to ‘Risk
Management’ section – ‘Market Risk’ for more details.
The amendments to IFRS 16 ‘Leases’ provide lessees with an

exemption from assessing whether a Covid-19-
related rent concession is a lease modification. As ING Group did not receive rent concessions as a lessee, these amendments had no impact on the accounting policies

of ING Group.
ING Group has not early adopted any standard, interpretation or amendment which has been issued, but is not
yet effective.
For further information, reference is made to Note 1 ‘Basis of preparation and accounting policies’, paragraph
1.4.2 ‘Upcoming changes in IFRS after 2020’ in the 2020 ING Group Consolidated financial statements.
1.5 Significant judgements and critical accounting estimates and assumptions
The preparation of the Condensed consolidated interim financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions. The
estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the
contingent assets and contingent liabilities at the balance sheet date, as well as reported income and expenses for the period. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.

Consistent with Note 1.5 ‘Significant judgements and critical accounting estimates and assumptions’ of the
2020 ING Group Consolidated financial statements, the following areas continue to require management to make significant judgements and use critical accounting estimates and assumptions based on the information
and financial data that may change in future periods:
● Loan loss provisions (financial assets);
●
The determination of the fair values of financial assets and liabilities;

●
Impairment assessment of non-financial assets;

●
Impairment assessment of an investment in associate;

● Provisions; and
●
Accounting for Targeted

Longer-Term

Refinancing Operations (TLTRO).

Of particular note to the six month period ended 30 June

2021 are the developments and judgements in the
areas of Loan loss provisions and TLTRO.
For Loan loss provisions this resulted in Covid-19 related management adjustment to the model-based
Expected Credit Losses. The Covid-19 management adjustment amounts to EUR 595 million in total as at 30
June 2021 and relates to Payment Holidays and other government support measures (EUR 260 million), the
time lag in defaults materialising (EUR 296

million) and Structured Acquisition Finance portfolio (EUR
39
million). This is a decrease of EUR 68

million in comparison to 31 December 2020.
Under the TLTRO III program, it is ING Group’s policy to recognise the conditional interest receivable only when
ING has a reasonable expectation that the lending growth targets will be met. ING Group interprets reasonable expectations as highly probable, i.e. the probability of meeting the lending targets is substantially greater than
the probability that it will not. As a result, if interest income is recognised during the period based on the
expectation of meeting the targets, there should be only a limited possibility that the interest may need to be
reversed in future periods. For details on the conditions of the TLTRO III programme and amount of interest income recognised in the reporting period, refer to Note 7 ‘Deposits from banks’ and Note 12 ‘Net interest income’ respectively.